Consolidated Statements of Changes in Equity and Comprehensive Income (USD $) In Millions, except Share data in Thousands		Total USD ($)		SHARES OUTSTANDING	ADDITIONAL PAID-IN CAPITAL USD ($)	RETAINED EARNINGS USD ($)	ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX USD ($)	TREASURY SHARES USD ($)	NONCONTROLLING INTERESTS USD ($)
Balance, beginning of year at Dec. 31, 2007 (Previously Reported)						$ 1,463
Balance, beginning of year at Dec. 31, 2007									48
Balance, beginning of year at Dec. 31, 2007					41		(153)	(4)
Balance, beginning of year at Dec. 31, 2007				143,094
Shares issued				24,720
Repurchase of shares				(2,270)
Exercise of stock options and release of non-vested shares				1,214
Issue of shares under employee stock compensation plans and related tax benefits					20
Issue of shares for acquisitions					840
Share-based compensation					40
Net income attributable to Willis Group Holdings		303				303
Dividends						(154)
Repurchase of shares					(55)	(19)
Foreign currency translation adjustment							(89)
Pension funding adjustment							(355)
Net gain (loss) on derivative instruments							(33)
Net income		21							21
Dividends									(13)
Purchase of subsidiary shares from noncontrolling interests, net									(4)
Foreign currency translation									(2)
TOTAL EQUITY		1,895
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WILLIS GROUP HOLDINGS		(174)
Balance, end of year at Dec. 31, 2008 (Previously Reported)						1,593
Balance, end of year at Dec. 31, 2008									50
Balance, end of year at Dec. 31, 2008		1,845			886	1,593	(630)	(4)
Balance, end of year at Dec. 31, 2008				166,758
Shares issued				486
Exercise of stock options and release of non-vested shares				1,417
Issue of shares under employee stock compensation plans and related tax benefits					18
Issue of shares for acquisitions					12
Share-based compensation					39
Additional noncontrolling interests					(33)				5
Repurchase of out of the money options					(4)
Net income attributable to Willis Group Holdings		438				438
Dividends						(172)
Foreign currency translation adjustment							27
Unrealized holding gain (loss)							(1)
Pension funding adjustment							(33)
Net gain (loss) on derivative instruments							43
Shares reissued under stock compensation plans								1
Net income		21							21
Dividends									(17)
Purchase of subsidiary shares from noncontrolling interests, net									(10)
TOTAL EQUITY	[1]	2,229
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WILLIS GROUP HOLDINGS		474
Balance, end of year at Dec. 31, 2009 (Previously Reported)						1,859
Balance, end of year at Dec. 31, 2009		49	[1]						49
Balance, end of year at Dec. 31, 2009		2,180	[1]		918	1,859	(594)	(3)
Balance, end of year at Dec. 31, 2009				168,661
Shares issued				14
Exercise of stock options and release of non-vested shares				2,209
Issue of shares under employee stock compensation plans and related tax benefits					37
Issue of shares for acquisitions					1
Share-based compensation					47
Additional noncontrolling interests					(18)
Net income attributable to Willis Group Holdings		455				455
Dividends						(178)
Foreign currency translation adjustment							(6)
Unrealized holding gain (loss)							2
Pension funding adjustment							51
Net gain (loss) on derivative instruments							6
Net income		15							15
Dividends									(26)
Purchase of subsidiary shares from noncontrolling interests, net									(5)
Foreign currency translation									(2)
TOTAL EQUITY		2,608
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WILLIS GROUP HOLDINGS		508
Balance, end of year at Dec. 31, 2010		31							31
Balance, end of year at Dec. 31, 2010		$ 2,577			$ 985	$ 2,136	$ (541)	$ (3)
Balance, end of year at Dec. 31, 2010				170,884

[1]	The 2009 balance sheet has been recast to conform to the current year presentation. See Note 2 - Basis of Presentation and Significant Accounting Policies for details.